Stock-Based Incentive Plans - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding ,Beginning Balance	318,901	299,107	350,642
Number of Options, Granted	222,059	144,296	19,222
Number of Options, Exercised	(811)	(802)	(559)
Number of Options, Forfeited	(20,454)	(24,324)	(30,758)
Number of Options, Expired	(10,366)	(98,579)	(39,440)
Number of Options Outstanding, Ending Balance	509,329	318,901	299,107
Number of Options exercisable, end of year	164,384	161,984	249,853
Number of Options, Options vested or expected to vest	480,995	287,202	249,176
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 28.34	$ 36.75	$ 36.75
Weighted Average Exercise Price, Granted	18.92	19.33	17.95
Weighted Average Exercise Price, Exercised	15.20	14.98	14.25
Weighted Average Exercise Price, Forfeited	17.47	17.12	17.40
Weighted Average Exercise Price, Expired	64.17	43.63	43.05
Weighted Average Exercise Price, Outstanding, Ending Balance	23.91	28.34	36.75
Weighted Average Exercise Price, Options exercisable, end of year	33.93	37.14	40.50
Weighted Average Exercise Price, Stock Options vested or expected to vest	$ 24.28	$ 29.34	$ 37.40